Income Tax (Provision) Benefit (Schedule of Total Provision for Taxes on Income) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal			$ 0	$ 0	$ (3)
Foreign			18	20	32
State and local			4	16	7
Total current			22	36	36
Deferred:
Federal			(356)	1	(66)
Foreign			35	(1)	11
State and local			(30)	27	(11)
Total deferred			(351)	27	(66)
Total provision	$ 79	$ (4)	(329)	63	(30)
The Hertz Corporation
Deferred:
Federal			1	2	2
Total provision	$ 79	$ (3)	$ (328)	$ 65	$ (28)